Bank acceptance notes payable - Additional Information (Details)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Restricted Cash and Cash Equivalents, Current		$ 2,830		$ 205,520
Notes Payable to Bank, Current		$ 1,417,830		$ 205,520
Maximum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%	100.00%
Minimum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	0.00%	0.00%
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%	100.00%	100.00%	100.00%
Notes Payable to Bank, Current	¥ 20,000	$ 2,830	¥ 1,431,200	$ 205,520
Bank acceptance notes payable issued by SPD Bank Zhang Lishui Branch [Member]
Restricted Cash and Cash Equivalents, Current		0
Notes Payable to Bank, Current	¥ 10,000,000	$ 1,415,000		$ 0